Schedule II - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule II - Condensed Financial Information of Registrant
SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT
BALANCE SHEETS
As at December 31, 2021 and 2020

	As at December 31, 2021	As at December 31, 2020
	($ in millions, except per share amounts)
ASSETS
Fixed income maturities (trading)	42.6	—
Cash and cash equivalents	45.0	92.4
Investments in subsidiaries (1) (2)	3,142.0	3,215.2
Intercompany funds due from affiliates	1.3	0.7
Right-of-use operating lease assets	2.5	1.0
Other assets	8.0	6.4
Total assets	$3,241.4	$3,315.7
LIABILITIES
Accrued expenses and other payables	25.5	24.3
Intercompany funds due to affiliates	139.0	103.4
Long-term debt	299.9	299.9
Operating lease liabilities	2.2	0.9
Total liabilities	$466.6	$428.5
SHAREHOLDERS’ EQUITY
Ordinary Shares:
60,395,839 shares of par value $0.01 each (December 31, 2020 — 60,395,839)	$0.6	$0.6
Additional paid in capital	1,514.7	1,469.7
Retained earnings (2)	1,382.5	1,397.2
Accumulated other comprehensive income, net of taxes:
Unrealized gains on investments	34.6	192.5
(Loss)/gain on derivatives	(1.6)	4.6
Gains on foreign currency translation (2)	(156.0)	(177.4)
Total accumulated other comprehensive (loss)/income	(123.0)	19.7
Total shareholders’ equity (2)	2,774.8	2,887.2
Total liabilities and shareholders’ equity	$3,241.4	$3,315.7
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(1)    The Company’s investment in subsidiaries are accounted for under the equity method and adjustments to the carrying value of these investments are made based on the Company’s share of capital, including share of income and expenses. Changes in the value were recognized in realized and unrealized investment gains and losses in the statement of operations.
(2)    Prior period information for the periods ended December 31, 2020 have been restated to account for the corrections identified in Note 26 in these consolidated financial statements, “Correction of Immaterial Errors” as follows:
•Investment in subsidiaries has been restated downward by $110.4 million as at December 31, 2020
•Total shareholders’ equity has been restated downward by $110.4 million as at December 31, 2020, split between retained earnings and accumulated other comprehensive income totaling $28.5 million and $81.9 million, respectively.
ASPEN INSURANCE HOLDINGS LIMITED
SCHEDULE II  - CONDENSED FINANCIAL INFORMATION OF REGISTRANT - Continued

STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
For the Twelve Months Ended December 31, 2021, 2020 and 2019

	Twelve Months Ended December 31, 2021	Twelve Months Ended December 31, 2020	Twelve Months Ended December 31, 2019
	($ in millions)
Operating Activities:
Equity in net earnings/(losses) of subsidiaries and other investments, equity method (1)	$(90.5)	$(108.4)	$(412.9)
Dividend income	193.0	141.5	270.0
Net realized and unrealized investment gains/(losses)	(0.5)	2.5	2.6
Total revenues	102.0	35.6	(140.3)
Expenses:
General, administrative and corporate expenses	(54.6)	(74.6)	(70.2)
Interest expense	(14.3)	(14.3)	(25.7)
Other expense	(3.3)	(3.1)	(3.3)
Income/(loss) from operations before income taxes	29.8	(56.4)	(239.5)
Income tax expense	—	—	—
Net income /(loss) (1)	29.8	(56.4)	(239.5)
Amount attributable to non-controlling interest	—	—	1.2
Net income/(loss) attributable to Aspen Insurance Holdings Limited ordinary shareholders	29.8	(56.4)	(238.3)
Other comprehensive (loss)/income, net of taxes:
Change in unrealized (losses)/gains on investments(1)	(158.6)	108.0	151.3
Net change from current period hedged transactions	(6.2)	0.3	4.0
Change in foreign currency translation adjustment (1)	21.4	(11.9)	(25.0)
Other comprehensive (loss)/income, net of tax	(143.4)	96.4	130.3
Comprehensive (Loss) / Income	$(113.6)	$40.0	$(108.0)
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(1)    Equity in net earnings/(losses) of subsidiaries and other investments, Net income/ (loss) and accumulated other comprehensive (loss)/income have been restated to account for the corrections of immaterial errors identified in Note 26 in these consolidated financial statements, “Correction of Immaterial Errors” as follows:
•Equity in net earnings/(losses) of subsidiaries and other investments, equity method, has been restated and increased losses by $16.3 million for the twelve months ended, December 31, 2020. (decreased losses by $2.2 million for the twelve months ended, December 31, 2019).
•Change in unrealized (losses)/gains on investments has been restated upward by $5.7 million for the twelve months ended, December 31, 2020.
•Change in foreign currency translation adjustment has been restated downward by $2.3 million and $0.2 million for the twelve months ended, December 31, 2020 and 2019.
ASPEN INSURANCE HOLDINGS LIMITED
SCHEDULE II  - CONDENSED FINANCIAL INFORMATION OF REGISTRANT - Continued

STATEMENTS OF CASH FLOWS
For the Twelve Months Ended December 31, 2021, 2020 and 2019

	Twelve Months Ended December 31, 2021	Twelve Months Ended December 31, 2020	Twelve Months Ended December 31, 2019
	($ in millions)
Cash Flows From/(Used In) Operating Activities:
Net income (1) (excluding equity in net earnings of subsidiaries)	$120.3	$52.0	$174.6
Adjustments:
Realized and unrealized (gains)/losses	(6.7)	1.5	9.6
Loss/(gain) on derivative contracts	6.2	(0.3)	(4.0)
Amortization of right-to-use operating lease assets	0.5	0.4	0.3
Interest on operating lease liabilities	0.1	(0.4)	0.2
Change in other assets	(1.6)	0.5	2.1
Change in accrued expenses and other payables	1.4	15.9	(51.2)
Change in intercompany activities	35.0	41.6	(59.0)
Change in right-of use assets	(2.0)	—	—
Change in operating lease liabilities	1.5	—	(0.5)
Net cash generated by operating activities	154.7	111.2	72.1
Cash Flows (Used in)/From Investing Activities:
(Purchases)/proceeds of fixed income securities	(42.6)	75.6	(75.6)
Investment in subsidiaries	(115.0)	(87.3)	(82.7)
Net cash (used in) investing activities	(157.6)	(11.7)	(158.3)
Cash Flows (Used in)/From Financing Activities:
Proceeds from issuance of ordinary shares, net of issuance costs	—	—	1.4
Proceeds from issuance of preference shares, net of issuance costs	—	—	241.6
Ordinary share repurchase	—	—	(0.1)
Ordinary and preference share dividends paid	(44.5)	(44.5)	(35.9)
Repayment of long-term debt issued by Silverton	—	—	(7.7)
Make-whole payment	—	—	(5.5)
Minority interest buy-out	—	—	(0.8)
Long-term debt redeemed	—	—	(125.0)
Net cash (used in)/from financing activities	(44.5)	(44.5)	68.0
(Decrease)/increase in cash and cash equivalents	(47.4)	55.0	(18.2)
Cash and cash equivalents — beginning of period	92.4	37.4	55.6
Cash and cash equivalents — end of period	$45.0	$92.4	$37.4
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(1)    Net income has been adjusted for the proportion due to non-controlling interest.